Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,484,000	Royalties	UNITED STATES	United States Department of the Interior	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 2
	18,000	Fees	UNITED STATES	United States Department of the Interior	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 3
	324,000	Taxes	UNITED STATES	United States Federal Government	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well
#: 4
	$ 110,000	Fees	UNITED STATES MINOR OUTLYING ISLANDS	United States Federal Government	Mid-Continent oil and natural gas operations	Oil, natural gas and natural gas liquids	SandRidge Exploration and Production	Well